UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

January 31, 2015 (unaudited)

Shares		Value $
	COMMON STOCK —90.7%
	Consumer Discretionary — 12.1%
46,600	AMC Entertainment Holdings Class A	1,310,392
114,900	American Eagle Outfitters	1,613,196
26,700	Brunswick	1,449,276
98,500	Chegg (1)	653,055
35,300	ClubCorp Holdings	600,453
8,900	Domino’s Pizza	881,545
16,300	Fortune Brands Home & Security	730,077
37,303	Fox Factory Holding(1)	566,633
17,700	Homeinns Hotel Group ADR (1)	440,907
12,200	Interval Leisure Group	281,576
8,500	John Wiley & Sons Class A	526,660
31,000	Matthews International Class A	1,436,230
26,246	Motorcar Parts (1)	685,546
12,200	Red Robin Gourmet Burgers (1)	945,500
36,835	ServiceMaster Global Holdings (1)	1,040,957
53,600	Steven Madden (1)	1,840,624
30,508	Waste Connections	1,318,556
		16,321,183
	Consumer Staples — 0.5%
18,950	Dean Foods	343,374
8,098	Pantry (1)	298,816
		642,190
	Financial Services — 20.1%
19,600	Amerisafe	797,720
24,815	Blackstone Mortgage Trust Class A REIT	724,598
68,600	Brown & Brown	2,116,310
60,300	CoreLogic (1)	2,001,960
26,100	Douglas Emmett	743,328
24,359	Equity LifeStyle Properties REIT	1,333,168
4,133	First Citizens BancShares Class A	1,008,659
45,900	First Horizon National	596,241
57,600	FirstMerit	943,776
58,708	Golub Capital BDC	1,047,351
30,100	Heritage Financial	467,152
23,500	HFF Class A (1)	798,295
69,505	Kennedy-Wilson Holdings	1,848,138
15,400	Lakeland Financial	581,196
17,369	Mid-America Apartment Communities REIT	1,377,709
90,100	Old National Bancorp	1,208,241
16,400	PacWest Bancorp	701,182
25,795	Parkway Properties REIT	472,049
25,066	ProAssurance	1,112,178
43,700	Radian Group	688,712
27,136	Redwood Trust REIT	540,820
15,900	Reinsurance Group of America Class A	1,316,679
19,000	Simmons First National Class A	710,980
14,600	South State	871,766
23,029	Stifel Financial (1)	1,085,817
60,440	Terreno Realty REIT	1,378,032
15,200	Wintrust Financial	660,744
		27,132,801
	Healthcare — 14.7%
28,300	Aerie Pharmaceuticals (1)	791,268
44,695	Catalent (1)	1,234,476
11,900	Centene (1)	1,299,004
25,900	Cepheid (1)	1,463,609
5,700	Cooper	898,605
15,888	Flexion Therapeutics (1)	327,134
18,000	Fluidigm (1)	693,540
28,800	HealthSouth	1,270,080
15,472	INC Research Holdings Class A (1)	360,498
25,915	K2M Group Holdings (1)	489,793
218,800	Lexicon Pharmaceuticals (1)	199,108
20,200	LifePoint Hospitals (1)	1,317,848
21,200	Masimo(1)	541,024
27,000	Parexel International (1)	1,645,920
8,700	Salix Pharmaceuticals (1)	1,171,629
9,304	Sientra (1)	139,932
13,200	Sirona Dental Systems (1)	1,190,904
9,800	Spectranetics (1)	320,558
16,800	Surgical Care Affiliates (1)	541,800
28,000	Trinity Biotech ADR	519,120
174,173	Unilife (1)	691,467
77,351	VWR (1)	1,868,800
17,700	West Pharmaceutical Services	872,787
		19,848,904
	Materials & Processing — 9.7%
2,300	Balchem	121,831
29,200	Beacon Roofing Supply (1)	691,748
49,700	Berry Plastics Group (1)	1,680,854
16,200	Compass Minerals International	1,415,880
41,400	Hexcel	1,831,122
7,000	Innophos Holdings	416,780
43,500	Louisiana-Pacific (1)	712,095
18,900	Minerals Technologies	1,234,737
16,300	Packaging Corp. of America	1,236,355
45,502	Pretium Resources (1)	303,953
64,006	Ryerson Holding (1)	406,438
38,400	Simpson Manufacturing	1,253,376
61,200	Steel Dynamics	1,042,848
13,000	Universal Forest Products	650,780
		12,998,797
	Other Energy — 2.8%
26,700	Carrizo Oil & Gas (1)	1,204,170
38,200	Jones Energy Class A (1)	389,640
42,700	Laredo Petroleum Holdings (1)	418,887
13,900	Matrix Service (1)	266,880
9,200	RigNet (1)	314,824

Shares		Value $

97,000	Synergy Resources (1)	1,186,310
		3,780,711
	Producer Durables — 13.5%
5,500	Allegiant Travel Class A	996,985
32,800	Applied Industrial Technologies	1,326,104
20,400	Belden	1,691,976
4,600	Bristow Group	256,266
43,700	Compass Diversified Holdings LP	707,940
21,100	Dycom Industries (1)	650,091
9,700	ESCO Technologies	349,394
11,000	Genesee & Wyoming Class A (1)	906,950
47,800	Herman Miller	1,388,590
19,716	IDEX	1,426,453
8,700	MTS Systems	628,836
15,800	On Assignment (1)	555,054
10,800	OSI Systems (1)	755,784
24,000	Powell Industries	936,240
45,700	Primoris Services	858,246
19,500	Regal-Beloit	1,342,575
10,286	Teekay	435,406
51,200	Tetra Tech	1,179,136
6,300	Towers Watson Class A	746,550
26,300	US Ecology	1,090,398
		18,228,974
	Technology — 14.0%
42,400	AOL (1)	1,833,800
40,100	Atmel (1)	334,033
80,400	Cadence Design Systems (1)	1,446,396
57,000	Ciena (1)	1,055,640
50,200	Cinedigm Class A (1)	74,798
24,300	Digital River (1)	620,379
26,600	DigitalGlobe (1)	715,274
88,100	Entegris (1)	1,145,300
19,400	EPAM Systems (1)	949,242
16,700	Fabrinet (1)	272,711
66,700	Fairchild Semiconductor International Class A (1)	1,023,845
20,700	Finisar (1)	375,498
38,600	Fortinet (1)	1,153,947
60,700	Global Eagle Entertainment (1)	934,476
45,200	Integrated Device Technology (1)	826,708
45,300	JDS Uniphase (1)	550,395
27,200	M/A-COM Technology Solutions Holdings (1)	884,272
9,600	Monolithic Power Systems	455,904
44,260	PTC (1)	1,478,727
56,600	Sapient (1)	1,407,076
23,683	Verint Systems (1)	1,264,198
		18,802,619
	Utilities — 3.3%
20,600	IDACORP	1,398,946
42,222	NorthWestern	2,438,743
19,300	SJW	651,761
		4,489,450
	TOTAL COMMON STOCK (Cost $92,957,775)	122,245,629

	INVESTMENT COMPANY — 4.4%
131,200	SPDR Barclays 1-3 Month
	T-Bill ETF (1)
	(Cost $6,007,233)	5,999,776
	TOTAL INVESTMENTS — 95.1% (Cost $98,965,008)*	128,245,405
	OTHER ASSETS LESS LIABILITIES — 4.9%	6,593,623
	NET ASSETS — 100%	$134,839,028

(1) Denotes non-income producing security.

The open futures contracts held by the Fund at January 31, 2015, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Russell 2000 Index E-MINI	17	Mar-2015	$(59,282)

ADR — American Depositary Receipt

BDC — Business Development Company

ETF — Exchange Traded Fund

LP — Limited Partnership

SPDR — Standard & Poor’s Depository Receipts

* At January 31, 2015, the tax basis cost of the Fund’s investments was $98,965,008 and the unrealized appreciation and depreciation were $31,628,038 and $(2,347,641), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

January 31, 2015 (unaudited)

Shares		Value $
	COMMON STOCK — 99.8%
	Australia (1) — 1.5%
320,102	Brambles	2,622,468

	Belgium (1) — 1.5%
33,288	UCB	2,587,756

	Canada — 1.0%
40,647	Toronto-Dominion Bank	1,618,587

	China — 2.0%
14,900	Alibaba Group Holding ADR (2)	1,327,292
1,146,000	Brilliance China Automotive Holdings (1)	2,102,018
		3,429,310
	Finland (1) — 2.2%
477,544	Nokia	3,672,557

	France (1) — 12.6%
37,163	BNP Paribas	1,951,248
33,708	Essilor International	3,754,094
14,654	Kering	2,956,628
53,431	Safran	3,558,481
28,088	Sanofi	2,588,013
53,168	Schneider Electric	3,996,715
140,016	Suez Environnement	2,573,811
		21,378,990
	Germany (1) — 11.6%
26,385	Bayer	3,800,252
18,065	Bayerische Motoren Werke	2,100,780
19,063	Continental	4,301,487
75,763	GEA Group	3,424,498
37,764	HeidelbergCement	2,777,121
49,149	SAP	3,207,831
		19,611,969
	Hong Kong (1) — 3.6%
680,000	AIA Group	3,947,359
296,000	Hongkong Land Holdings	2,191,899
		6,139,258
	India (1) — 1.7%
1,166,108	Idea Cellular	2,909,561

	Israel — 1.4%
31,539	Check Point Software Technologies (2)	2,433,865

	Italy (1) — 1.9%
1,079,103	Intesa Sanpaolo	3,155,565

	Japan (1) — 16.8%
187,500	Astellas Pharma	2,896,007
89,200	Bridgestone	3,565,087
34,700	Daikin Industries	2,414,634
401,000	Hitachi	3,028,391
243,000	Kubota	3,607,432
99,600	Nabtesco	2,571,324
280,000	Sekisui Chemical	3,062,293
13,400	SMC	3,593,437
114,900	Sumitomo Mitsui Financial Group	3,855,681
		28,594,286
	Mexico — 0.7%
237,301	Grupo Financiero Banorte Class O	1,208,392

	Norway (1) — 2.5%
142,777	DnB NOR	2,068,640
127,978	Statoil	2,143,157
		4,211,797
	Singapore (1) — 3.7%
226,027	DBS Group Holdings	3,295,389
84,072	Jardine Strategic Holdings	2,933,256
		6,228,645
	Spain (1) — 1.3%
267,563	Banco Bilbao Vizcaya Argentaria	2,285,608

	Switzerland (1) — 8.8%
99,480	Credit Suisse Group	2,094,636
29,059	Lonza Group	3,441,641
65,028	Nestle	4,966,252
16,151	Roche Holding	4,352,976
		14,855,505
	Taiwan (1) — 2.0%
755,000	Taiwan Semiconductor Manufacturing	3,320,210

	United Kingdom (1) — 23.0%
220,540	ARM Holdings	3,437,221
496,476	Barclays	1,743,645
99,767	BHP Billiton	2,167,000
274,514	BT Group Class A	1,722,210
193,752	Capita	3,253,795
96,834	Diageo	2,866,357
391,562	HSBC Holdings	3,582,493
45,098	Imperial Tobacco Group	2,118,215

Shares		Value $

1,506,748	Lloyds Banking Group (2)	1,669,203
117,510	Prudential	2,856,725
35,689	Reckitt Benckiser Group	3,020,544
145,534	Royal Dutch Shell Class A	4,427,991
1,108,723	Vodafone Group	3,898,817
104,721	WPP	2,302,883
		39,067,099
	TOTAL COMMON STOCK (Cost $161,073,248)	169,331,428
	TOTAL INVESTMENTS — 99.8% (Cost $161,073,248)*	169,331,428
	OTHER ASSETS LESS LIABILITIES — 0.2%	376,784
	NET ASSETS — 100%	$169,708,212

(1) Security is fair valued.

(2) Denotes non-income producing security.

ADR — American Depositary Receipt

* At January 31, 2015, the tax basis cost of the Fund’s investments was $161,073,248, and the unrealized appreciation and depreciation were $16,435,088 and $(8,176,908), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2015 (unaudited)

The following is a summary of the inputs used as of January 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	122,245,629	—	—	122,245,629
Investment Company	5,999,776	—	—	5,999,776
Total Investments in Securities	$128,245,405	$—	$—	$128,245,405

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures - Unrealized Depreciation	$(59,282)	$—	$—	$(59,282)
Total Other Financial Instruments	$(59,282)	$—	$—	$(59,282)

Schroder International Alpha Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock (3)
Australia	$—	$2,622,468	$—	$2,622,468
Belgium	—	2,587,756	—	2,587,756
Canada	1,618,587	—	—	1,618,587
China	1,327,292	2,102,018	—	3,429,310
Finland	—	3,672,557	—	3,672,557
France	—	21,378,990	—	21,378,990
Germany	—	19,611,969	—	19,611,969
Hong Kong	—	6,139,258	—	6,139,258
India	—	2,909,561	—	2,909,561
Israel	2,433,865	—	—	2,433,865
Italy	—	3,155,565	—	3,155,565
Japan	—	28,594,286	—	28,594,286
Mexico	1,208,392	—	—	1,208,392
Norway	—	4,211,797	—	4,211,797
Singapore	—	6,228,645	—	6,228,645
Spain	—	2,285,608	—	2,285,608
Switzerland	—	14,855,505	—	14,855,505
Taiwan	—	3,320,210	—	3,320,210
United Kingdom	—	39,067,099	—	39,067,099
Total Common Stock	6,588,136	162,743,292	—	169,331,428

Total Investments in Securities	$6,588,136	$162,743,292	$—	$169,331,428

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2015, the Fund had securities with a total value of $162,743,292 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2014 through January 31, 2015 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 30, 2015

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 30, 2015

*     Print the name and title of each signing officer under his or her signature.